DEFERRED REVENUE (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Deferred Revenue Current [Abstract]
Deferred revenue from customers	$ 6,734	41,780	7,840
Deferred government subsidiaries	387	2,400
Deferred Revenue,Current, Total	7,121	44,180	7,840
Deferred revenue Non current
Deferred revenue from customers	181	1,122	2,866
Deferred government subsidies	2	12
Deferred Revenue, Noncurrent, Total	$ 183	1,134	2,866